Borrowings - Summary of Group's Individual Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	€ 157,292	€ 106,029	€ 246,470
Non-current borrowings	471,646	558,722	€ 306,178
Floating interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	82,279	70,000
Non-current borrowings	335,974	358,722
Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	75,013	36,029
Non-current borrowings	€ 135,672	€ 200,000
Co.Ti Service S.A. [Member] | Point Seven Nine Percentage Maturing February Two Thousand And Twenty Two [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Interest rate	Fixed	Fixed
Fixed interest rate	0.79%	0.79%
Expiry date	February 2022	February 2022
Current portion	€ 10,000
Non-current borrowings		€ 10,000
Co.Ti Service S.A. [Member] | Point Seven Nine Percentage Maturing March Two Thousand And Twenty Two [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Interest rate	Fixed	Fixed
Fixed interest rate	0.79%	0.79%
Expiry date	March 2022	March 2022
Current portion	€ 5,000
Non-current borrowings		€ 5,000
Co.Ti Service S.A. [Member] | Point Seven Five Percentage Maturing March Two Thousand And Twenty Five [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Interest rate	Fixed	Fixed
Fixed interest rate	0.75%	0.75%
Expiry date	March 2025	March 2025
Non-current borrowings	€ 20,000	€ 20,000
Co.Ti Service S.A. [Member] | Fixed Interest Rate Zero Point Seven Five Percent Maturing In April Two Thousand And Twenty Five [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Interest rate		Fixed
Fixed interest rate		0.75%
Expiry date		April 2025
Non-current borrowings		€ 10,000
Ermenegildo Zegna NV [Member] | Point Eight Zero Percent Variable Interest Rate Spread Maturing Feburary Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Borrowings, interest rate basis	IRS + 0.80	IRS + 0.80
Expiry date	February 2023	February 2023
Non-current borrowings	€ 20,000	€ 20,000
Ermenegildo Zegna NV [Member] | One Point Four Eight Percent Variable Interest Rate Spread Maturing January Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Borrowings, interest rate basis	IRS + 1.48	IRS + 1.48
Expiry date	January 2023	January 2023
Non-current borrowings	€ 19,999	€ 20,000
Ermenegildo Zegna NV [Member] | Point Seven Seven Percent Maturing March Two Thousand And Twenty Three [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	0.77%	0.77%
Expiry date	March 2023	March 2023
Non-current borrowings	€ 15,000	€ 15,000
Ermenegildo Zegna NV [Member] | Point Six Nine Percent Variable Interest Rate Spread Maturing September Two Thousand And Twenty Two [Member] | Variable Interest Rate Three Months Euribor [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	Euribor 3m + 0.69
Expiry date	September 2022
Current portion	€ 9,998
Ermenegildo Zegna NV [Member] | One Point Zero Five Percent Variable Interest Rate Spread August Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	IRS + 1.05
Expiry date	August 2023
Non-current borrowings	€ 39,993
Ermenegildo Zegna NV [Member] | Fixed Interest Rate One Point Two Two Percent Maturing November Two Thousand And Twenty Three [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	1.22%	1.22%
Expiry date	November 2023	November 2023
Non-current borrowings	€ 20,000	€ 20,000
Ermenegildo Zegna NV [Member] | Point Seven Five Percent Variable Interest Spread Maturing November Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	IRS + 0.75
Expiry date	November 2023
Non-current borrowings	€ 59,948
Ermenegildo Zegna NV [Member] | Point Seven Five Percent Variable Interest Spread Maturing November Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	Euribor 6m + 0.75
Expiry date	November 2023
Current portion of non-current borrowings	€ 9,960
Non-current borrowings	€ 4,966
Ermenegildo Zegna NV [Member] | Point Eight Three Percent Variable Interest Spread Maturing June Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Borrowings, interest rate basis	Euribor 6m + 0.83	Euribor 6m + 0.83
Expiry date	June 2023	June 2023
Current portion of non-current borrowings	€ 12,485	€ 12,500
Non-current borrowings	€ 6,247	€ 18,750
Ermenegildo Zegna NV [Member] | Fixed Interest Rate One Point Two FivePercent Maturing December Two Thousand And Twenty Two [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	1.25%	1.25%
Expiry date	December 2022	December 2022
Current portion	€ 10,000
Non-current borrowings		€ 10,000
Ermenegildo Zegna NV [Member] | Point Eight Percent Variable Interest Spread Maturing September Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	Euribor 6m + 0.80
Expiry date	September 2023
Current portion	€ 49,836
Ermenegildo Zegna NV [Member] | Point Six Zero Percent Variable Interest Spread Maturing December Two Thousand And Twenty Four [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Borrowings, interest rate basis	IRS + 0.60	IRS + 0.60
Expiry date	December 2024	December 2024
Non-current borrowings	€ 49,901	€ 50,000
Ermenegildo Zegna NV [Member] | Point Eight One Percent Variable Interest Spread Maturing April Two Thousand And Twenty Four [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	IRS + 0.81
Expiry date	April 2024
Non-current borrowings	€ 79,936
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Point Four Nine Percent Maturing April Two Thousand And Twenty Three [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	0.49%
Expiry date	April 2023
Non-current borrowings	€ 49,993
Ermenegildo Zegna NV [Member] | Point Seven Six Percent Variable Interest Rate Spread Maturing May Two Thousand And Twenty Five [Member] | Variable Interest Rate Euribor One Month [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	Euribor 1m + 0.76
Expiry date	May 2025
Non-current borrowings	€ 9,993
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Point Seven Three Percent Maturing September Two Thousand And Twetny Eight [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	0.73%
Expiry date	September 2028
Non-current borrowings	€ 19,967
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Percent Interest Rate Maturing March Two Thousand And Twenty Two One [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	0.00%
Expiry date	March 2022
Current portion	€ 15,000
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Percent Interest Rate Maturing March Two Thousand And Twenty Two Two [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	0.00%
Expiry date	March 2022
Current portion	€ 35,000
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Point Zero Zero Percent Maturing On April Two Thousand And Twenty One [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.00%
Expiry date		April 2021
Current portion		€ 15,000
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Point Seven Three Percent Maturing In October Two Thousand And Twenty One [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.73%
Expiry date		October 2021
Current portion		€ 17,500
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Three Percent Maturing In October Two Thousand And Twenty One [Member] | Variable Interest Rate Three Months Euribor [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		Euribor 3m + 0.73
Expiry date		October 2021
Current portion		€ 17,500
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Point Eight Percent Maturing In December Two Thousand And Twenty One [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.80%
Expiry date		December 2021
Current portion		€ 3,529
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Six Nine Percent Maturing In Spetember Two Thousand And Twenty Two [Member] | Variable Interest Rate Three Months Euribor [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		Euribor 3m + 0.69
Expiry date		September 2022
Non-current borrowings		€ 10,000
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight Zero Percent Maturing In Spetember Two Thousand And Twenty Two [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		Euribor 6m + 0.80
Expiry date		September 2022
Current portion		€ 30,000
Non-current borrowings		€ 50,000
Ermenegildo Zegna NV [Member] | Fixed Interest Rate Zero Point Four Nine Percent Maturing In April Two Thousand And Twenty Three [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.49%
Expiry date		April 2023
Non-current borrowings		€ 50,000
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Five Percent Maturing In May Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		Euribor 6m + 0.75
Expiry date		May 2023
Non-current borrowings		€ 45,000
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread One Point Zero Five Percent Maturing In August Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		IRS + 1.05
Expiry date		August 2023
Non-current borrowings		€ 40,000
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Five Percent Maturing In November Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		IRS + 0.75
Expiry date		November 2023
Current portion of non-current borrowings		€ 10,000
Non-current borrowings		€ 14,972
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight One Percent Maturing In April Two Thousand And Twenty Four [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Borrowings, interest rate basis		IRS + 0.81
Expiry date		April 2024
Non-current borrowings		€ 80,000
Ermenegildo Zegna NV [Member] | Point Seven Five Percent Variable Interest Rate Spread Maturing May Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Borrowings, interest rate basis	Euribor 6m + 0.75
Expiry date	May 2023
Non-current borrowings	€ 44,991
Ermenegildo Zegna NV [Member] | Fixed Interest Rate One Point Zero Nine Percent Maturing November Two Thousand And Twenty Three [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		1.09%
Expiry date		November 2023
Non-current borrowings		€ 60,000
Other [Member] | Fixed Interest Rate Zero Point Zero Five Percent Maturing June Two Thousand And Twenty Five [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Other
Interest rate	Fixed
Fixed interest rate	0.05%
Expiry date	June 2025
Current portion of non-current borrowings	€ 13
Non-current borrowings	€ 57
E Z Holditalia [Member] | Variable Interest Rate Spread Zero Point Seven Six Percent Maturing In May Two Thousand And Twenty Five [Member] | Variable Interest Rate Euribor One Month [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		E.Z. Holditalia
Interest rate		Variable
Borrowings, interest rate basis		Euribor 1m + 0.76
Expiry date		May 2025
Non-current borrowings		€ 10,000
Co Ti Service S A [Member] | Point Seven Five Percentage Maturing April Two Thousand And Twenty Five [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Interest rate	Fixed
Fixed interest rate	0.75%
Expiry date	April 2025
Non-current borrowings	€ 10,000
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Fixed Interest Rate One Point Three Five Percent Maturing June Two Thousand And Twenty Four [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Lanificio Ermenegildo Zegna e Figli S.p.A.
Interest rate	Fixed
Fixed interest rate	1.35%
Expiry date	June 2024
Non-current borrowings	€ 655